CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited)	January 31, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.5%
COMMUNICATION SERVICES - 5.1%
Entertainment - 3.7%
Nintendo Co. Ltd.	191,207	$70,820,320	(a)
Spotify Technology SA	292,301	41,302,131	*

Total Entertainment		112,122,451

Wireless Telecommunication Services - 1.4%
Rogers Communications Inc., Class B Shares	843,501	42,234,095

TOTAL COMMUNICATION SERVICES		154,356,546

CONSUMER DISCRETIONARY - 12.9%
Diversified Consumer Services - 0.7%
Arco Platform Ltd., Class A Shares	379,632	19,695,308	*

Household Durables - 0.1%
Victoria PLC	557,080	3,238,459	*(a)

Internet & Direct Marketing Retail - 2.4%
Alibaba Group Holding Ltd., ADR	325,941	67,336,151	*
ASOS PLC	148,022	6,002,513	*(a)

Total Internet & Direct Marketing Retail		73,338,664

Leisure Products - 0.4%
Spin Master Corp.	484,420	11,588,890	*(b)

Specialty Retail - 2.5%
Industria de Diseno Textil SA	1,148,759	38,656,149	(a)
Nitori Holdings Co. Ltd.	241,665	37,667,064	(a)

Total Specialty Retail		76,323,213

Textiles, Apparel & Luxury Goods - 6.8%
adidas AG	224,145	70,951,536	(a)
Burberry Group PLC	2,308,952	59,299,467	(a)
LVMH Moet Hennessy Louis Vuitton SE	168,425	73,586,913	(a)

Total Textiles, Apparel & Luxury Goods		203,837,916

TOTAL CONSUMER DISCRETIONARY		388,022,450

CONSUMER STAPLES - 12.9%
Beverages - 2.7%
Diageo PLC, ADR	501,839	79,265,470

Food Products - 3.5%
Nestle SA, ADR	954,951	105,292,897

Personal Products - 6.7%
Kao Corp.	719,808	57,516,532	(a)
L’Oreal SA	208,793	58,506,303	(a)
Shiseido Co. Ltd.	1,330,501	85,980,359	(a)

Total Personal Products		202,003,194

TOTAL CONSUMER STAPLES		386,561,561

See Notes to Schedule of Investments.

ClearBridge International Growth Fund 2020 Quarterly Report	1

CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	SHARES	VALUE
FINANCIALS - 13.1%
Banks - 6.0%
Credit Agricole SA	2,616,210	$35,415,959	(a)
Erste Group Bank AG	1,618,524	59,441,391	*(a)
HDFC Bank Ltd., ADR	526,512	30,158,607
KBC Group NV	733,015	53,630,422	(a)

Total Banks		178,646,379

Capital Markets - 3.1%
London Stock Exchange Group PLC	865,107	89,741,455	(a)
XP Inc., Class A Shares	77,420	3,107,639	*

Total Capital Markets		92,849,094

Insurance - 4.0%
AIA Group Ltd.	6,533,812	64,416,862	(a)
Ping An Insurance Group Co. of China Ltd., Class H Shares	4,905,109	55,492,291	(a)

Total Insurance		119,909,153

TOTAL FINANCIALS		391,404,626

HEALTH CARE - 14.0%
Biotechnology - 0.8%
Hansa Biopharma AB	691,486	5,160,931	*(a)
Zai Lab Ltd., ADR	378,552	19,302,366	*

Total Biotechnology		24,463,297

Health Care Equipment & Supplies - 1.4%
Hoya Corp.	442,300	42,515,781	(a)

Life Sciences Tools & Services - 2.9%
ICON PLC	508,322	85,713,256	*

Pharmaceuticals - 8.9%
Novartis AG, Registered Shares	1,069,620	101,180,126	(a)
Novo Nordisk A/S, ADR	967,250	58,837,818
Roche Holding AG	320,510	107,871,137	(a)

Total Pharmaceuticals		267,889,081

TOTAL HEALTH CARE		420,581,415

INDUSTRIALS - 14.2%
Aerospace & Defense - 1.6%
Airbus SE	325,240	47,984,577	(a)

Commercial Services & Supplies - 2.0%
Rentokil Initial PLC	9,823,426	60,700,227	(a)

Electrical Equipment - 3.3%
Legrand SA	653,285	52,405,620	(a)
Nidec Corp.	361,162	45,720,338	(a)

Total Electrical Equipment		98,125,958

See Notes to Schedule of Investments.

2	ClearBridge International Growth Fund 2020 Quarterly Report

CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	SHARES	VALUE
Machinery - 2.7%
Epiroc AB, Class B Shares	2,346,411	$26,561,663	(a)
FANUC Corp.	297,249	54,078,723	(a)

Total Machinery		80,640,386

Professional Services - 3.8%
TechnoPro Holdings Inc.	385,305	25,835,702	(a)
Teleperformance	186,660	46,914,161	(a)
Thomson Reuters Corp.	506,750	40,738,350

Total Professional Services		113,488,213

Trading Companies & Distributors - 0.8%
MonotaRO Co. Ltd.	958,429	23,230,310	(a)

TOTAL INDUSTRIALS		424,169,671

INFORMATION TECHNOLOGY - 19.3%
Electronic Equipment, Instruments & Components - 0.2%
Hexagon AB, Class B Shares	92,490	5,040,718	(a)

IT Services - 6.6%
Adyen NV	47,934	44,044,384	*(a)(b)
Amadeus IT Group SA	678,331	53,133,661	(a)
Amdocs Ltd.	261,800	18,836,510
Shopify Inc., Class A Shares	79,150	36,856,989	*
StoneCo Ltd., Class A Shares	1,016,645	44,163,059	*

Total IT Services		197,034,603

Semiconductors & Semiconductor Equipment - 4.7%
ASML Holding NV	241,577	67,751,542	(a)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	536,713	28,950,299
Tokyo Electron Ltd.	201,600	44,270,512	(a)

Total Semiconductors & Semiconductor Equipment		140,972,353

Software - 7.8%
Constellation Software Inc.	26,535	27,891,425	(b)
Elastic NV	189,780	12,312,926	*
Lightspeed POS Inc.	453,617	14,738,954	*
SAP SE	716,965	93,824,167	(a)
TeamViewer AG	975,290	34,928,312	*(a)
Temenos AG, Registered Shares	322,664	51,934,781	*(a)

Total Software		235,630,565

TOTAL INFORMATION TECHNOLOGY		578,678,239

MATERIALS - 6.0%
Chemicals - 6.0%
Givaudan SA, Registered Shares	18,451	60,892,127	(a)
Linde PLC	313,601	64,103,979	(a)

See Notes to Schedule of Investments.

ClearBridge International Growth Fund 2020 Quarterly Report	3

CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY		SHARES	VALUE
Chemicals - (continued)
Sociedad Quimica y Minera de Chile SA, ADR		743,070	$20,880,267
Umicore SA		718,791	33,113,320	(a)

TOTAL MATERIALS			178,989,693

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,625,274,928)			2,922,764,201

	RATE
SHORT-TERM INVESTMENTS - 1.5%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	1.386%	35,816,576	35,816,576
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	1.475%	8,954,144	8,954,144	(c)

TOTAL SHORT-TERM INVESTMENTS (Cost - $44,770,720)			44,770,720

TOTAL INVESTMENTS - 99.0% (Cost - $2,670,045,648)			2,967,534,921
Other Assets in Excess of Liabilities - 1.0%			28,943,799

TOTAL NET ASSETS - 100.0%			$2,996,478,720

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At January 31, 2020, the total market value of investments in Affiliated Companies was $8,954,144 and the cost was $8,954,144 (Note 2).

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	ClearBridge International Growth Fund 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge International Growth Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

5

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

6

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$83,536,226	$70,820,320	—	$154,356,546
Consumer Discretionary	98,620,349	289,402,101	—	388,022,450
Consumer Staples	184,558,367	202,003,194	—	386,561,561
Financials	33,266,246	358,138,380	—	391,404,626
Health Care	163,853,440	256,727,975	—	420,581,415
Industrials	40,738,350	383,431,321	—	424,169,671
Information Technology	183,750,162	394,928,077	—	578,678,239
Materials	20,880,267	158,109,426	—	178,989,693

Total Long-Term Investments	809,203,407	2,113,560,794	—	2,922,764,201

Short-Term Investments†	44,770,720	—	—	44,770,720

Total Investments	$853,974,127	$2,113,560,794	—	$2,967,534,921

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following company was considered an affiliated company for all or some portion of the period ended January 31, 2020. The following transactions were effected in shares of such company for the period ended January 31, 2020.

	Affiliate Value at October 31, 2019	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2020
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$42,509,806	42,509,806	$33,555,662	33,555,662	—	$21,478	—	$8,954,144

7